Equity Incentive Schemes and Stock Compensation Charges - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended			72 Months Ended
	Feb. 14, 2017	May 11, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Jul. 21, 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding			5 years 3 days	4 years 10 months 10 days
Exercisable - weighted average remaining contractual life			3 years 10 months	3 years 5 months 9 days
Options expected to vest (in shares)			241,149	255,198		241,149
Intrinsic value of option exercised			$ 38,200
Intrinsic value of option outstanding			48,600			$ 48,600
Intrinsic value of option exercisable			28,300			28,300
Total compensation costs			31,594	$ 30,573	$ 40,343
Non-cash stock compensation expense not yet recognized			$ 43,100			$ 43,100
Unrecognized stock-based compensation expense, weighted average period (years)			2 years 2 months 9 days
Income tax benefit related to stock compensation			$ 12,700	9,300	3,500
Cash tax benefit related to stock options exercised			$ 3,600	3,200	$ 3,400
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			6,000,000			6,000,000	1,000,000.0
Employee Stock Plan, 2008 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			400,000			400,000
Employee Stock Plan, 2008 Plan | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance (in shares)	400,000
Percentage of option price for fair value of ordinary share			100.00%
Employee Stock Plan, 2008 Plan | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance (in shares)	1,000,000
Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			1,000,000			1,000,000
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			6,000,000			6,000,000
Maximum number of award as percentage of shares outstanding			10.00%
Employee Stock Plan, 2003 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			400,000			400,000
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period			5 years
Shares expiration period			8 years
Employee Stock Option | Vested and Unvested Options
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options vesting percentage			20.00%
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding			8 years
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance (in shares)		2,500,000
Ordinary shares which have been reserved for issuance (in shares)		4,100,000
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 18,800	16,600
Stock units granted (in shares)			160,113
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 14,700	$ 15,000
Stock units granted (in shares)			71,906
PSUs Based on Service and EPS Targets
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units granted (in shares)						147,630
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)			103,423			103,423